CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2020	Jul. 07, 2020
Current assets:
Cash	$ 254,887			$ 2,156,253	$ 161,271
Total current assets	1,016,291			2,183,053	161,271
Deferred offering costs associated with the initial public offering					413,039
Total Assets	277,068,443			278,183,053	574,310
Current liabilities:
Accounts payable	42,862			226,057	13,785
Accrued expenses	198,011			135,000	68,346
Note payable - related party				500,000	500,000
Total current liabilities	251,405			861,057	582,131
Commitments and Contingencies
Shareholder's Deficit
Additional paid-in capital					24,310
Retained earnings (accumulated deficit)	(35,151,299)			(30,486,694)	(32,821)
Total shareholders' deficit	(35,150,609)	$ (38,524,727)	$ (28,079,338)	(30,486,004)	(7,821)	[1],[2]	$ 4,767	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	277,068,443			278,183,053	574,310
Class B Ordinary shares
Shareholder's Deficit
Class B ordinary shares - $0.0001 par value	$ 690			$ 690	$ 690

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).